Schedule of Investments (unaudited)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co.(The)
3.25%, 02/01/35	$1,758	$1,530,276
3.60%, 05/01/34	2,429	2,193,145
5.15%, 05/01/30(a)	5,530	5,617,866
5.71%, 05/01/40	181	184,528
6.39%, 05/01/31	1,052	1,122,261
6.53%, 05/01/34	2,098	2,290,307
7.01%, 05/01/64	1,150	1,314,157
L3Harris Technologies, Inc., 5.40%, 07/31/33	2,754	2,827,205
RTX Corp., 4.50%, 06/01/42	4,462	3,988,665
		21,068,410
Agriculture — 2.2%
Altria Group, Inc.
5.38%, 01/31/44(a)	3,180	2,973,418
5.63%, 02/06/35(a)	993	1,020,250
5.80%, 02/14/39	5,777	5,850,870
BAT Capital Corp.
5.63%, 08/15/35	710	732,769
6.00%, 02/20/34	603	637,552
6.42%, 08/02/33	1,045	1,133,058
7.08%, 08/02/43	4,493	5,009,527
Philip Morris International, Inc.
5.38%, 02/15/33	2,993	3,081,768
5.75%, 11/17/32	993	1,042,318
6.38%, 05/16/38	4,830	5,298,772
Reynolds American, Inc., 5.85%, 08/15/45	3,770	3,712,572
		30,492,874
Airlines — 0.5%
Delta Air Lines, Inc., 5.25%, 07/10/30(a)	6,771	6,847,141
Apparel — 0.5%
Tapestry, Inc.
5.10%, 03/11/30	2,048	2,069,991
5.50%, 03/11/35	4,754	4,792,043
		6,862,034
Banks — 13.3%
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	188	167,990
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	2,166	2,075,334
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	6,155	6,307,483
Series FF, 5.88%, (3-mo. SOFR + 3.193%)(a)(b)(c)	5,646	5,713,345
Citibank N.A.
4.93%, 08/06/26	4,396	4,400,016
5.80%, 09/29/28	180	186,082
Citizens Financial Group, Inc.
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	1,487	1,527,573
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	5,787	5,941,577
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)(b)	581	626,951
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	2,384	2,383,880
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	6,218	6,415,305
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(b)	1,720	1,671,109
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(b)	1,417	1,436,366
Goldman Sachs Group, Inc.(The)
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	6,613	6,655,504
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	3,535	3,596,685
Security	Par (000)	Value
Banks (continued)
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	$5,016	$5,223,036
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	6,095	6,628,517
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	425	384,185
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	590	533,674
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)(b)	7,040	6,897,408
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	3,048	3,044,744
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	6,326	6,458,740
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	6,138	6,373,232
Huntington Bancshares, Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	6,347	6,556,208
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	7,374	6,576,999
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	6,974	6,328,339
Series NN, 6.88%, (5-year CMT + 2.73%)(a)(b)(c)	6,370	6,649,484
KeyCorp, 6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(b)	6,079	6,474,095
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	2,424	2,410,396
5.30%, 04/18/36, (5-year CMT + 1.38%)(b)	5	4,958
5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	167	166,642
6.08%, 03/13/32, (1-day SOFR + 2.26%)(b)	5,109	5,337,985
7.41%, 10/30/29, (1-day SOFR + 2.80%)(b)	385	408,907
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	6,863	6,388,979
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	4,885	4,689,884
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)(b)	1,200	1,230,904
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(b)	1,565	1,554,346
Pinnacle Financial Partners, Inc., 5.60%, 05/19/32, (1-day SOFR + 1.70%)(b)	1,540	1,547,761
PNC Financial Services Group, Inc.(The)
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	225	232,345
Series V, 6.20%, (5-year CMT + 3.23%)(a)(b)(c)	6,622	6,708,331
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	4,600	4,720,920
Santander Holdings USA, Inc.
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(b)	4,234	4,340,195
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	3,708	3,821,559
Santander U.K. Group Holdings PLC, 5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(b)	6,707	6,511,475
Valley National Bancorp, 6.22%, 06/01/36(b)	1,690	1,689,005
Wells Fargo & Co.
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	2,093	2,083,838
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	2,298	2,339,683
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	1,065	1,153,154
7.63%, (5-year CMT + 3.606%)(b)(c)	6,354	6,686,931
		181,262,059
Beverages — 1.0%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	5,103	4,968,463
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/39(a)	506	516,435
8.20%, 01/15/39	705	889,402
Coca-Cola Co. (The), 2.75%, 06/01/60(a)	2,340	1,360,037
Constellation Brands, Inc., 4.95%, 11/01/35(a)	172	167,511
Keurig Dr Pepper, Inc., 5.15%, 05/15/35	1,352	1,331,459

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Maple Parent Holdings Corp.
5.05%, 03/26/31(d)	$1,970	$1,971,145
5.70%, 03/26/36(a)(d)	2,325	2,349,661
		13,554,113
Biotechnology — 1.6%
Amgen, Inc., 4.40%, 05/01/45	2,588	2,191,919
Biogen, Inc.
2.25%, 05/01/30	6,591	6,019,413
5.75%, 05/15/35(a)	1,377	1,434,307
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	5,645	5,265,175
Gilead Sciences, Inc., 5.65%, 12/01/41	495	505,718
Royalty Pharma PLC
3.30%, 09/02/40	595	460,920
5.20%, 09/25/35	5,893	5,850,033
		21,727,485
Building Materials — 0.5%
Amrize Finance U.S. LLC, 5.40%, 04/07/35(a)	558	566,951
Carlisle Companies, Inc., 2.75%, 03/01/30	1,199	1,121,017
CRH America Finance, Inc., 5.40%, 05/21/34	4,665	4,759,848
		6,447,816
Chemicals — 0.5%
CF Industries, Inc., 5.30%, 11/26/35(a)	6,699	6,684,861
Commercial Services — 0.7%
Equifax, Inc., 2.35%, 09/15/31	4,601	4,059,981
Quanta Services, Inc.
5.10%, 08/09/35(a)	1,570	1,565,355
5.25%, 08/09/34	818	827,213
Rollins, Inc., 5.25%, 02/24/35	1,425	1,423,555
Verisk Analytics, Inc., 5.25%, 03/15/35(a)	2,090	2,079,534
		9,955,638
Computers — 2.7%
Apple, Inc.
2.55%, 08/20/60(a)	11,801	6,443,948
2.80%, 02/08/61	556	321,260
2.85%, 08/05/61(a)	2,461	1,439,191
CGI, Inc., 4.95%, 03/14/30	2,250	2,242,981
Dell International LLC/EMC Corp., 8.10%, 07/15/36	5,515	6,618,053
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	6,860	6,729,132
5.25%, 04/01/33	2,000	2,016,626
Leidos, Inc.
2.30%, 02/15/31	649	579,818
4.38%, 05/15/30	3,307	3,252,893
5.00%, 03/15/36	1,630	1,579,550
5.40%, 03/15/32	978	997,778
5.50%, 03/15/35	1,072	1,089,350
5.75%, 03/15/33	282	291,950
NetApp, Inc.
5.50%, 03/17/32	1,843	1,886,957
5.70%, 03/17/35	1,657	1,698,385
		37,187,872
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	1,140	1,161,808
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	4,713	4,885,170
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	5,604	5,493,061
5.70%, 03/30/36	1,915	1,933,034
Security	Par (000)	Value
Diversified Financial Services (continued)
BGC Group, Inc., 6.15%, 04/02/30	$2,345	$2,401,372
Capital One Financial Corp.
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	5,292	5,830,597
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	5,392	6,217,484
Charles Schwab Corp. (The), Series K, 5.00%, (5-year CMT + 3.25%)(a)(b)(c)	5,060	5,061,083
Enact Holdings, Inc., 6.25%, 05/28/29	4,692	4,845,398
LPL Holdings, Inc.
5.20%, 03/15/30(a)	3,778	3,807,985
5.65%, 03/15/35	1,542	1,534,232
5.75%, 06/15/35	1,279	1,284,992
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	1,455	1,456,768
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	359	359,695
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	4,598	4,688,494
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	1,359	1,363,287
TPG Operating Group II LP, 4.88%, 05/15/31(a)	1,580	1,562,874
Visa, Inc., 2.00%, 08/15/50(a)	7,219	3,866,395
		57,753,729
Electric — 12.0%
Ameren Corp., 5.38%, 03/15/35	4,116	4,169,716
Ameren Illinois Co., 5.55%, 07/01/54	1,000	970,971
American Electric Power Co., Inc., 5.63%, 03/01/33	5,312	5,516,265
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	527	532,333
5.05%, 03/01/35(a)	501	501,396
Series AQ, 4.95%, 08/15/35	1,818	1,802,354
CenterPoint Energy, Inc.
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)(b)	2,050	2,049,461
6.70%, 05/15/55, (5-year CMT + 2.59%)(b)	872	898,003
Commonwealth Edison Co., 5.95%, 06/01/55	1,977	2,013,944
Consumers Energy Co., 5.05%, 05/15/35	1,973	1,984,236
Dominion Energy, Inc.
5.45%, 03/15/35	1,901	1,936,097
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(b)	6,226	6,455,870
DTE Electric Co.
5.20%, 04/01/33	334	342,665
5.25%, 05/15/35	1,947	1,975,025
5.85%, 05/15/55	745	756,780
DTE Energy Co., 5.85%, 06/01/34	5,281	5,535,557
Duke Energy Carolinas LLC
3.20%, 08/15/49	2,043	1,379,621
4.95%, 01/15/33(a)	1,017	1,031,727
5.25%, 03/15/35	274	278,980
Duke Energy Florida LLC
4.85%, 12/01/35	1,835	1,804,691
6.20%, 11/15/53	429	453,824
Duke Energy Indiana LLC, Series DDDD, 4.95%, 03/15/36(a)	1,432	1,413,284
Duke Energy Progress LLC
5.05%, 03/15/35	4,874	4,888,221
5.55%, 03/15/55	4,216	4,099,631
Edison International, 4.80%, 03/15/31	1,880	1,830,792
Emera U.S. Finance LP, 4.75%, 06/15/46(a)	7,485	6,347,021
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	6,393	6,629,420
Entergy Louisiana LLC
4.00%, 03/15/33	376	357,317
5.35%, 03/15/34	436	447,286
5.80%, 03/15/55	617	615,283

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Mississippi LLC
5.05%, 04/15/36	$77	$75,874
5.80%, 04/15/55	628	625,690
Entergy Texas, Inc., 5.25%, 04/15/35	1,612	1,623,375
Evergy Kansas Central, Inc., 5.25%, 03/15/35(a)	1,335	1,346,146
Evergy, Inc., 6.65%, 06/01/55, (5-year CMT + 2.56%)(b)	900	919,307
Florida Power & Light Co.
3.95%, 03/01/48	3,277	2,584,401
5.30%, 06/15/34	6,211	6,372,378
Kentucky Utilities Co., 5.85%, 08/15/55	2,163	2,175,034
Louisville Gas and Electric Co., 5.85%, 08/15/55	2,089	2,105,553
National Grid PLC
5.42%, 01/11/34	1,882	1,921,031
5.81%, 06/12/33	4,814	5,027,241
NextEra Energy Capital Holdings, Inc., 6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	6,463	6,656,250
Oncor Electric Delivery Co. LLC
5.35%, 04/01/35(a)	1,936	1,980,304
5.55%, 06/15/54	4,103	3,956,500
5.65%, 11/15/33	213	223,003
5.80%, 04/01/55	1,889	1,897,510
PECO Energy Co.
5.25%, 09/15/54	562	521,524
5.65%, 09/15/55	1,570	1,548,566
PPL Electric Utilities Corp., 5.25%, 05/15/53	4,562	4,270,243
Public Service Co. of Colorado
5.15%, 09/15/35	23	22,963
5.35%, 05/15/34	5,406	5,500,421
5.75%, 05/15/54	1,558	1,543,999
Public Service Co. of Oklahoma
5.20%, 01/15/35	1,100	1,100,490
5.45%, 01/15/36(a)	876	885,077
Public Service Electric and Gas Co.
4.85%, 08/01/34(a)	615	612,312
5.30%, 08/01/54	916	865,419
Series Q, 5.50%, 03/01/55	266	258,813
Series R, 5.63%, 01/01/56(a)	1,535	1,521,224
Sempra
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)(b)	3,565	3,606,112
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	6,531	6,669,307
Southern California Edison Co.
5.20%, 06/01/34	5,030	4,972,904
5.45%, 03/01/35	5,690	5,685,169
Southern Co. (The), 4.40%, 07/01/46	517	432,129
Southwestern Public Service Co.
5.30%, 05/15/35	1,698	1,710,086
6.00%, 06/01/54	575	583,162
System Energy Resources, Inc., 5.30%, 12/15/34	1,225	1,225,882
Union Electric Co., 5.25%, 04/15/35	1,435	1,456,032
Vistra Operations Co. LLC
5.25%, 04/30/33(d)	6,775	6,731,585
5.55%, 04/30/36(d)	535	532,778
Xcel Energy, Inc., 5.45%, 08/15/33	2,479	2,530,870
		163,294,435
Electronics — 1.0%
Flex Ltd., 5.38%, 11/13/35	2,057	2,025,162
Jabil, Inc., 4.75%, 02/01/33	1,457	1,424,585
Keysight Technologies, Inc., 4.95%, 10/15/34	972	964,811
TD SYNNEX Corp.
4.30%, 01/17/29	1,725	1,707,898
Security	Par (000)	Value
Electronics (continued)
5.30%, 10/10/35	$2,040	$2,021,129
Trimble, Inc., 6.10%, 03/15/33	5,023	5,273,008
		13,416,593
Engineering & Construction — 0.4%
Jacobs Solutions, Inc., 4.75%, 03/03/31	4,804	4,751,127
MasTec, Inc., 5.90%, 06/15/29	195	200,651
		4,951,778
Food — 1.6%
General Mills, Inc., 5.25%, 01/30/35(a)	4,519	4,518,943
J M Smucker Co. (The), 6.50%, 11/15/43	990	1,056,008
Kraft Heinz Foods Co.
5.20%, 03/15/32(a)	1,149	1,167,756
5.20%, 07/15/45	6,709	5,957,590
5.40%, 03/15/35(a)	1,004	1,012,164
Sysco Corp., 4.95%, 03/25/36	2,150	2,079,182
Tyson Foods, Inc., 5.70%, 03/15/34	5,551	5,751,359
		21,543,002
Gas — 0.7%
National Fuel Gas Co.
5.50%, 03/15/30(a)	1,118	1,143,194
5.95%, 03/15/35	1,219	1,265,601
NiSource, Inc., 5.35%, 07/15/35	5,723	5,785,116
Southern California Gas Co., 6.00%, 06/15/55	1,510	1,537,669
		9,731,580
Health Care - Products — 1.4%
Augusta SpinCo Corp., 5.25%, 03/23/36	1,205	1,204,568
Smith & Nephew PLC, 2.03%, 10/14/30	7,270	6,476,260
Solventum Corp., 5.60%, 03/23/34(a)	6,548	6,716,315
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31(a)	3,747	3,360,397
5.20%, 09/15/34(a)	851	852,619
		18,610,159
Health Care - Services — 2.2%
Cigna Group(The)
4.80%, 08/15/38	6,691	6,343,329
4.80%, 07/15/46	4,793	4,215,115
4.90%, 12/15/48	511	448,863
5.25%, 02/15/34	97	98,299
HCA, Inc.
3.63%, 03/15/32(a)	6,284	5,847,506
5.13%, 06/15/39	3,124	2,964,022
5.25%, 06/15/49	3,156	2,817,068
5.50%, 06/15/47	2,412	2,236,253
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	5,596	5,474,779
		30,445,234
Holding Companies - Diversified — 1.5%
Ares Capital Corp.
5.10%, 01/15/31	304	295,588
5.88%, 03/01/29(a)	5,768	5,829,694
5.95%, 07/15/29(a)	2,107	2,130,927
Blackstone Secured Lending Fund
5.13%, 01/31/31(a)	1,363	1,311,419
5.30%, 06/30/30(a)	1,400	1,364,937
5.35%, 04/13/28(a)	1,257	1,255,504
5.90%, 05/21/31	2,220	2,197,369
Golub Capital BDC, Inc., 6.00%, 07/15/29(a)	4,607	4,620,593

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	$1,930	$1,985,701
		20,991,732
Home Builders — 0.2%
NVR, Inc., 3.00%, 05/15/30	780	733,249
Toll Brothers Finance Corp., 5.60%, 06/15/35	1,368	1,398,064
		2,131,313
Insurance — 3.9%
AEGON Funding Co. LLC, 5.63%, 05/07/36	1,700	1,696,730
American International Group, Inc., 5.13%, 03/27/33	4,664	4,716,658
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	3,788	3,871,321
Arthur J Gallagher & Co., 5.15%, 02/15/35	6,725	6,677,258
Brown & Brown, Inc.
4.90%, 06/23/30	113	112,970
5.25%, 06/23/32	256	256,720
5.55%, 06/23/35(a)	6,643	6,659,687
5.65%, 06/11/34	568	575,450
CNA Financial Corp., 5.20%, 08/15/35	1,641	1,615,314
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	4,109	4,237,313
5.75%, 05/20/35	1,511	1,549,479
6.00%, 12/07/33	1,284	1,346,403
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	1,515	1,524,531
MetLife, Inc.
5.85%, 03/15/56, (5-year CMT + 1.82%)(b)	2,575	2,546,022
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	6,547	6,725,419
Old Republic International Corp., 5.70%, 06/01/36	2,360	2,370,869
Reinsurance Group of America, Inc.
5.75%, 09/15/34(a)	240	246,738
6.65%, 09/15/55, (5-year CMT + 2.39%)(b)	885	893,245
Willis North America, Inc., 5.35%, 05/15/33(a)	4,855	4,921,086
		52,543,213
Internet — 2.0%
Alphabet, Inc.
2.05%, 08/15/50(a)	4,036	2,169,565
2.25%, 08/15/60(a)	12,586	6,364,005
Amazon.com, Inc.
2.50%, 06/03/50	4,565	2,684,761
2.70%, 06/03/60	1,959	1,083,907
AppLovin Corp.
5.38%, 12/01/31	5,714	5,815,388
5.50%, 12/01/34(a)	1,622	1,637,752
Booking Holdings, Inc., 5.38%, 05/07/36	760	761,170
VeriSign, Inc.
2.70%, 06/15/31	5,373	4,861,933
5.25%, 06/01/32	1,407	1,426,745
		26,805,226
Iron & Steel — 0.7%
ArcelorMittal SA, 5.38%, 05/19/36	4,520	4,495,530
Steel Dynamics, Inc.
5.25%, 05/15/35	3,932	3,962,281
5.38%, 08/15/34	686	698,238
		9,156,049
Security	Par (000)	Value
Leisure Time — 0.6%
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	$900	$876,380
5.38%, 01/15/36	6,730	6,693,736
		7,570,116
Lodging — 1.3%
Hyatt Hotels Corp., 5.75%, 03/30/32	1,091	1,127,820
Las Vegas Sands Corp.
5.63%, 06/15/28	5,619	5,699,664
5.65%, 05/18/33	410	412,744
6.00%, 06/14/30	1,488	1,534,812
Marriott International, Inc., 5.50%, 04/15/37	415	419,433
Marriott International, Inc./MD
5.25%, 10/15/35(a)	33	33,131
5.30%, 05/15/34	401	406,379
5.35%, 03/15/35	6,579	6,677,395
Series GG, 3.50%, 10/15/32	857	790,756
Series HH, 2.85%, 04/15/31	1,263	1,159,727
		18,261,861
Machinery — 0.6%
Ingersoll Rand, Inc., 5.70%, 08/14/33	6,022	6,255,970
Vertiv Holdings Co., 5.95%, 03/15/66	1,725	1,702,725
		7,958,695
Manufacturing — 0.1%
Textron, Inc., 5.50%, 05/15/35(a)	1,010	1,029,695
Media — 0.6%
Fox Corp.
5.48%, 01/25/39(a)	5,371	5,283,904
6.50%, 10/13/33	2,325	2,502,162
Walt Disney Co. (The), 6.65%, 11/15/37	983	1,108,200
		8,894,266
Mining — 0.8%
Freeport-McMoRan, Inc., 5.45%, 03/15/43	6,682	6,493,654
Southern Copper Corp.
5.88%, 04/23/45	3,044	3,076,942
6.75%, 04/16/40	1,223	1,357,681
		10,928,277
Oil & Gas — 5.2%
Antero Resources Corp., 5.40%, 02/01/36	4,913	4,854,915
BP Capital Markets PLC
4.88%, (5-year CMT + 4.40%)(b)(c)	6,470	6,374,261
6.45%, (5-year CMT + 2.15%)(a)(b)(c)	5,617	5,901,950
Canadian Natural Resources Ltd., 5.40%, 12/15/34	1,670	1,694,311
Diamondback Energy, Inc., 6.25%, 03/15/33	6,046	6,491,980
EQT Corp., 4.75%, 01/15/31(a)	3,907	3,884,536
Expand Energy Corp., 5.70%, 01/15/35	4,953	5,057,628
HF Sinclair Corp.
5.50%, 09/01/32	810	817,953
6.25%, 01/15/35	2,050	2,133,149
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	5,965	6,127,487
8.88%, 07/15/30	2,869	3,261,582
Phillips 66 Co., Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	6,709	6,667,226
Valero Energy Corp., 6.63%, 06/15/37	3,451	3,811,177
Viper Energy Partners LLC
4.90%, 08/01/30	1,327	1,322,893
5.70%, 08/01/35	5,535	5,658,597
Woodside Finance Ltd.
5.40%, 05/19/30	5,710	5,819,670

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.70%, 05/19/32	$869	$899,542
6.00%, 05/19/35	397	414,842
		71,193,699
Packaging & Containers — 0.3%
AptarGroup, Inc., 4.75%, 03/30/31	2,005	1,988,020
Packaging Corp. of America, 5.20%, 08/15/35(a)	1,570	1,569,172
		3,557,192
Pharmaceuticals — 3.9%
AstraZeneca PLC, 6.45%, 09/15/37	4,508	5,033,385
Cardinal Health, Inc.
5.35%, 11/15/34	5,789	5,853,655
5.45%, 02/15/34	610	623,622
Cencora, Inc., 2.70%, 03/15/31	6,896	6,298,141
CVS Health Corp.
4.78%, 03/25/38	709	662,062
5.25%, 02/21/33(a)	1,631	1,658,022
5.30%, 06/01/33	6,249	6,341,390
5.45%, 09/15/35	199	201,417
5.70%, 06/01/34	6,175	6,378,198
6.00%, 06/01/44	170	170,823
6.00%, 06/01/63	240	233,065
Eli Lilly & Co.
2.25%, 05/15/50(a)	9,739	5,545,098
2.50%, 09/15/60	4,587	2,485,626
Johnson & Johnson
2.25%, 09/01/50	8,871	5,137,558
2.45%, 09/01/60	11,514	6,261,461
		52,883,523
Pipelines — 7.9%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	795	772,007
5.13%, 06/30/27	5,182	5,203,649
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	694	637,171
4.00%, 03/01/31	5,060	4,881,211
5.75%, 08/15/34	470	487,600
5.95%, 06/30/33	984	1,032,297
Cheniere Energy, Inc., 5.65%, 04/15/34	6,208	6,393,542
Enbridge, Inc.
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(b)	5,480	5,466,473
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(b)	2,216	2,232,152
8.25%, 01/15/84, (5-year CMT + 3.79%)(b)	1,961	2,072,875
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(b)	2,065	2,083,195
Energy Transfer LP
5.75%, 02/15/33	2,640	2,748,549
6.55%, 12/01/33(a)	5,948	6,465,737
Kinder Morgan, Inc.
4.80%, 02/01/33	4,219	4,192,306
5.20%, 06/01/33	3,326	3,384,315
5.30%, 12/01/34	214	216,779
MPLX LP
2.65%, 08/15/30	485	447,925
4.50%, 04/15/38	1,424	1,293,593
4.95%, 09/01/32	1,100	1,096,540
5.00%, 03/01/33	5,292	5,282,403
5.50%, 06/01/34	538	546,534
Security	Par (000)	Value
Pipelines (continued)
ONEOK, Inc.
5.65%, 09/01/34	$217	$222,590
6.05%, 09/01/33	4,731	4,979,868
6.10%, 11/15/32	2,189	2,310,084
Plains All American Pipeline LP, 5.95%, 06/15/35(a)	6,261	6,475,386
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 01/15/36	1,455	1,466,263
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	6,319	6,279,024
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	1,560	1,558,685
Targa Resources Corp., 6.13%, 03/15/33	2,835	2,999,417
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	6,730	6,415,350
TransCanada PipeLines Ltd., 7.00%, 06/01/65, (5-year CMT + 2.61%)(a)(b)	4,671	4,811,961
Transcanada Trust, 5.50%, 09/15/79, (3-mo. CME Term SOFR + 4.42%)(b)	4,495	4,472,497
Western Midstream Operating LP
4.05%, 02/01/30	2,081	2,023,646
5.45%, 11/15/34	742	743,334
5.50%, 12/15/35	661	658,393
6.15%, 04/01/33	4,655	4,894,930
		107,248,281
Real Estate — 0.5%
CBRE Services, Inc.
5.25%, 06/01/36	300	295,398
5.50%, 06/15/35	719	727,734
5.95%, 08/15/34	6,222	6,486,077
		7,509,209
Real Estate Investment Trusts — 4.6%
American Homes 4 Rent LP
4.95%, 06/15/30	1,902	1,910,536
5.25%, 03/15/35	634	631,323
American Tower Corp., 2.90%, 01/15/30	1,284	1,208,780
Brixmor Operating Partnership LP
4.05%, 07/01/30	891	867,403
4.13%, 05/15/29	1,229	1,212,757
Crown Castle, Inc.
5.10%, 05/01/33	4,656	4,629,256
5.80%, 03/01/34	4,364	4,504,632
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	1,530	1,498,329
5.50%, 06/15/34	4,783	4,879,751
Extra Space Storage LP
4.95%, 01/15/33	3,572	3,542,750
5.40%, 06/15/35	1,663	1,679,015
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	5,872	5,271,455
5.30%, 01/15/29	1,442	1,450,756
5.63%, 09/15/34	1,063	1,059,766
5.63%, 03/01/36(a)	130	127,618
5.75%, 11/01/37	408	402,065
Healthcare Realty Holdings LP, 2.00%, 03/15/31	3,158	2,766,969
Host Hotels & Resorts LP
5.70%, 06/15/32	291	298,479
5.70%, 07/01/34	601	613,631
Series I, 3.50%, 09/15/30	2,492	2,351,068
Invitation Homes Operating Partnership LP
4.88%, 02/01/35	559	542,942
4.95%, 01/15/33	1,706	1,683,333

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	$1,672	$1,682,788
Sabra Health Care LP, 3.20%, 12/01/31	5,640	5,122,601
Sun Communities Operating LP
2.70%, 07/15/31	4,964	4,470,458
4.20%, 04/15/32	416	399,157
VICI Properties LP
5.13%, 11/15/31	493	493,211
5.13%, 05/15/32(a)	6,421	6,372,192
5.63%, 04/01/35	1,279	1,283,374
		62,956,395
Retail — 1.4%
AutoZone, Inc., 5.40%, 07/15/34	690	700,894
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(a)	5,099	4,663,000
4.10%, 01/15/52	3,084	2,228,596
Dollar General Corp., 5.45%, 07/05/33	6,308	6,417,501
Ferguson Enterprises, Inc., 5.00%, 10/03/34	4,737	4,709,298
Walmart, Inc., 2.65%, 09/22/51(a)	1,535	953,969
		19,673,258
Semiconductors — 0.4%
Marvell Technology, Inc., 5.45%, 07/15/35	1,375	1,406,893
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30(a)	431	411,525
5.00%, 01/15/33	1,926	1,926,193
5.25%, 08/19/35(a)	163	163,549
TSMC Arizona Corp., 3.25%, 10/25/51	2,220	1,676,774
		5,584,934
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	605	616,783
5.75%, 01/15/35(a)	482	500,396
		1,117,179
Software — 6.1%
Autodesk, Inc., 5.30%, 06/15/35	1,650	1,651,415
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31(a)	3,389	3,029,201
2.90%, 12/01/29	2,733	2,565,317
Microsoft Corp.
2.68%, 06/01/60	10,353	5,808,093
3.04%, 03/17/62(a)	9,344	5,735,856
MSCI, Inc., 5.25%, 09/01/35	3,646	3,592,173
Oracle Corp.
2.88%, 03/25/31	491	439,794
2.95%, 04/01/30	1,842	1,700,410
4.30%, 07/08/34	6,392	5,785,103
4.70%, 09/27/34	174	161,621
5.20%, 09/26/35	4,499	4,284,797
5.38%, 07/15/40(a)	6,042	5,436,486
5.50%, 08/03/35	1,964	1,905,022
6.25%, 11/09/32	4,005	4,164,252
6.90%, 11/09/52	2,558	2,516,873
Roper Technologies, Inc.
4.90%, 10/15/34	1,584	1,530,068
5.10%, 09/15/35	6,731	6,543,331
Salesforce, Inc.
5.20%, 03/15/33	6,570	6,609,557
5.55%, 03/15/36	5,945	5,987,538
ServiceNow, Inc., 5.40%, 05/15/36	6,760	6,810,838
Workday, Inc., 3.80%, 04/01/32(a)	6,988	6,527,968
		82,785,713
Security	Par (000)	Value
Telecommunications — 5.3%
AT&T, Inc.
4.50%, 05/15/35(a)	$686	$650,951
5.38%, 08/15/35(a)	6,165	6,240,802
5.40%, 02/15/34	1,325	1,354,001
British Telecommunications PLC, 9.63%, 12/15/30	5,280	6,283,911
Corning, Inc., 5.45%, 11/15/79	645	596,288
Motorola Solutions, Inc.
2.75%, 05/24/31	1,880	1,709,799
5.40%, 04/15/34	3,880	3,940,097
5.55%, 08/15/35	2,462	2,514,866
Orange SA, 9.00%, 03/01/31	5,356	6,293,148
Sprint Capital Corp., 8.75%, 03/15/32	5,622	6,670,405
TELUS Corp., 3.40%, 05/13/32	6,379	5,833,680
T-Mobile USA, Inc.
2.55%, 02/15/31	3,810	3,467,593
2.70%, 03/15/32	1,231	1,097,372
3.60%, 11/15/60(a)	6,939	4,587,170
3.88%, 04/15/30	5,311	5,168,098
4.38%, 04/15/40	3,407	3,024,458
4.50%, 04/15/50	1,033	842,480
Verizon Communications, Inc.
4.27%, 01/15/36	630	585,230
4.40%, 11/01/34	1,814	1,729,773
4.50%, 08/10/33	374	363,741
5.25%, 04/02/35(a)	3,199	3,218,600
5.40%, 07/02/37(a)	6,341	6,370,951
		72,543,414
Transportation — 1.4%
FedEx Corp.
3.25%, 05/15/41	2,429	1,850,350
4.10%, 02/01/45	1,587	1,272,596
4.95%, 10/17/48(a)	2,490	2,196,514
5.10%, 01/15/44	1,677	1,542,121
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33(d)	2,329	2,284,657
5.25%, 03/15/36(d)	140	136,572
Union Pacific Corp., 3.80%, 04/06/71	7,625	5,261,127
United Parcel Service, Inc., 6.20%, 01/15/38	4,028	4,381,251
		18,925,188
Water — 0.2%
Essential Utilities, Inc.
5.13%, 03/15/36	1,710	1,687,414
5.25%, 08/15/35	1,433	1,438,178
		3,125,592
Total Long-Term Investments — 98.1% (Cost: $1,340,544,658)		1,337,210,833
	Shares
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	72,255,440	72,277,117

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(e)(f)	12,920,000	$12,920,000
Total Short-Term Securities — 6.2% (Cost: $85,192,477)		85,197,117
Total Investments — 104.3% (Cost: $1,425,737,135)		1,422,407,950
Liabilities in Excess of Other Assets — (4.3)%		(58,929,653)
Net Assets — 100.0%		$1,363,478,297

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$93,725,484	$—	$(21,422,965)(a)	$(14,958)	$(10,444)	$72,277,117	72,255,440	$64,844 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,530,000	—	(6,610,000)(a)	—	—	12,920,000	12,920,000	106,125	—
				$(14,958)	$(10,444)	$85,197,117		$170,969	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Investment Grade Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,337,210,833	$—	$1,337,210,833
Money Market Funds	85,197,117	—	—	85,197,117
	$85,197,117	$1,337,210,833	$—	$1,422,407,950

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate